Non-controlling interests - Schedule of reconciliation of non controlling interest (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Reconciliation of Non Controlling Interest [Abstract]
Balance	$ (1,821,860)
Net loss for the period	(33,234)
Balance	$ (1,855,094)